Earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings per share [Abstract]
Earnings Per Share

	For the years ended December 31,
	2012			2013			2014
	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted-average number of outstanding share (denominator)	Amount per share	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net income/(loss) attributable to DryShips Inc.	$ (246,778)	$ -	$ -	$ (223,093)	$ -	$ -	$ (47,512)	$ -	$ -
-Less: Non vested common stock dividends declared and undistributed earnings	-	-	-	(56)	-	-	(697)	-	-
Basic EPS
Income/ (loss) available to common stockholders	$ (246,778)	380,159,088	$ (0.65)	$ (223,149)	384,063,306	$ (0.58)	$ (48,209)	456,031,628	$ (0.11)
Dilutive effect of securities
Diluted EPS
Income/ (loss) available to common stockholders	$ (246,778)	380,159,088	$ (0.65)	$ (223,149)	384,063,306	$ (0.58)	$ (48,209)	456,031,628	$ (0.11)